LEASES (Tables)	12 Months Ended
Jun. 30, 2022
LEASES
Schedule of operating lease related assets and liabilities

	As of June 30,
	2022	2021
Right of use assets	$1,327,575	$1,257,911
Operating lease liabilities, current	625,048	574,825
Operating lease liabilities, noncurrent	551,221	628,046
Total operating lease liabilities	$1,176,269	$1,202,871

Schedule of other information about leases

	For the Years Ended June 30,
	2022	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$698,602	$638,193	$373,662

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$738,894	$952,961	$130,400

Weighted average remaining lease term (years)	2.09	2.26	2.47
Weighted average discount rate	4.75%	4.75%	4.75%

Schedule of maturity analysis of operating lease liabilities

Operating
Year ended June 30,	leases
2023	$706,931
2024	418,005
2025	110,218
2026	—
2027	—
Thereafter	—
Total lease payments	1,235,154
Less: Imputed interest	(58,885)
Present value of lease liabilities	1,176,269
Less: operating lease liabilities, current	(625,048)
Operating lease liabilities, noncurrent	$551,221